Other disclosures	12 Months Ended
Dec. 31, 2024
Other Disclosures
Other disclosures

43.	Other disclosures

a) Guarantees and commitments

The Bank offers a range of guarantees to help its clients improve their credit standing and enable them to compete effectively. The table below details all the guarantees as of December 31, 2024 and 2023.

As required, the "Maximum potential value of future payments" represents the notional amounts that could be regarded as a loss in the event of a total default by the guaranteed parties, without taking into account possible recoveries from guarantees held or pledged, or recoveries on appeal. There is no correlation between these values and the probable losses on these guarantees. In fact, the "Maximum potential value of future payments" significantly exceeds the inherent losses.

Thousand of Reais	2024	2023
Maximum potential amount of future payments
Contingent liabilities
Guarantees and other sureties	60,657,334	62,579,329
Financial guarantees	33,246,872	44,891,226
Performance guarantees	1,903,656	1,994,311
Financial letters of credit	25,485,782	15,667,096
Other	21,024	26,696
Other contingent exposures	3,730,419	3,091,932
Documentary Credits	3,730,419	3,091,932
Total Contingent Liabilities	64,387,753	65,671,261

Commitments
Loan commitments drawable by third parties (1)	205,309,683	177,455,391
Total Commitments	205,309,683	177,455,391

Total	269,697,436	243,126,652
(1)	Includes approved and unutilized limits for overdrafts, credit cards, and other similar facilities.

The Bank provides its clients with financial guarantees in commitments with third parties. The Bank retains the right to seek reimbursement from clients for any amounts it is required to pay under these guarantees. Additionally, cash or other forms of high liquidity collateral may be held against these commitments. These contracts are subject to the same credit assessment process as that applied to loans.

The Bank expects that these guarantees will expire without the need for any cash advances. Therefore, in the normal course of operations, the Bank anticipates that these transactions will have virtually no impact on its liquidity.

Performance guarantees are issued to secure clients' commitments, such as contractually specified investments, and to provide specified products, basic goods, or maintenance or warranty services to third parties, ensuring project completion in accordance with contractual terms, among other obligations. Included within standby letters of credit are guarantees for loan repayment, credit lines, promissory notes, and commercial acceptances. The Bank invariably requires collateral to issue this type of financial guarantee. In documentary credits, the Bank acts as a payment intermediary between commercial entities across different countries (import/export operations). In these transactions, the parties involved handle documents rather than the actual goods these documents represent. Typically, the basic goods traded serve as collateral for the transaction, and the Bank may extend certain credit lines. Commitments for loans redeemable by third parties primarily encompass most credit card lines and commercial commitments. Credit card lines may be unilaterally terminated by the issuer. Commercial commitments are generally one-year lines, contingent upon the client providing requisite information.

The risk criteria for issuing all types of guarantees, standby letters of credit, documentary credits, and all signature risks are generally the same as those used for other credit risk products and, therefore, are subject to the same admission and monitoring standards. Guarantees provided on behalf of clients undergo the same credit quality review process as any other credit risk product. Regularly, at least once a year, the solvency of clients is assessed, as well as the likelihood of these guarantees being executed. Should there be any doubt regarding a client's solvency, provisions are recognized in net profit for the amount of inherent losses, even if no legal proceedings have been initiated against the Bank.

The recognition of provisions for impairment losses related to guarantees and other sureties (note 9.c) is recorded under the line item Impairment losses on financial assets (net) in the consolidated statement of income, and the methodology for its calculation is detailed in note 2.i.

Furthermore, the liability recognized as deferred income for the premium received for providing these guarantees is being amortized over the life of the related guarantees and totals R$300,711 (2023 - R$282,613 and 2022 - R$307,296).

b) Managed funds not recognized on the balance sheet

Banco Santander manages funds in which it does not hold a significant stake, does not act as a "principal," and has no equity interest. Based on the contractual relationship that governs the management of these funds, other equity holders are exposed to, or have rights to variable returns and are able to influence these returns through their decision-making authority. Additionally, the Bank act as manager of these funds by analyzing the remuneration regime, which is proportional to the services rendered. Therefore, there is no indication that the fund is "principal" (note 2.w).

Following are the funds managed by Banco Santander not recognized on its balance sheet:

Thousand of Reais	2024	2023
Funds under investment management (1)	134,133	11,871,919
Administered Funds	242,717,969	291,736,828
Total	242,852,102	303,608,747

(1) In 2024, fund management was transferred to Santander Asset.

c) Third-party securities held in custody

As of December 31, 2024, the Bank held in custody third-party debt securities and securities totaling R$51,196,827 (2023 - R$80,174,807).

d) Residual maturity

The breakdown, by maturity, of the balances of Financial Assets and Financial Liabilities in the consolidated balance sheet is as follows:

							2024
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,131,969	21,952,285	-	-	-	-	37,084,254
Debt instruments	110,385	28,818,116	43,426,801	80,644,990	56,763,284	74,409,608	284,173,184
Equity instruments	2,117,553	571,818	198,961	100,124	-	-	2,988,456
Loans and amounts due from credit institutions	41,763	6,746,688	4,400,946	12,206,990	6,157,811	623,429	30,177,627
Loans and advances to customer	38,842,391	149,527,493	112,549,440	147,550,348	68,790,302	48,829,940	566,089,914
Derivatives	22,753	17,117,638	588,359	18,411,051	1,701,330	2,365,168	40,206,299
Balances with the Brazilian Central Bank	167,800,211	-	-	-	-	-	167,800,211
Total	224,067,025	224,734,038	161,164,507	258,913,503	133,412,727	126,228,145	1,128,519,945

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	3,388,235	72,720,534	66,515,869	12,938,966	2,038,443	963,435	158,565,482
Customer deposits (1)	227,425,242	184,353,360	87,235,595	46,521,772	59,474,729	57,465	605,068,163
Marketable debt securities (1)	-	23,042,497	3,980,720	42,216,454	55,260,981	15,177,476	139,678,128
Debt Instruments Eligible to Compose Capital	-	-	-	-	-	23,137,784	23,137,784
Other financial liabilities	1,121,506	20,529,202	7,482,333	37,652,435	12,377,824	13,879	79,177,179
Short positions	-	972,415	2,728,931	5,637,952	11,872,654	18,184,714	39,396,666
Derivatives	-	4,506,806	5,611,956	12,539,932	1,652,110	15,099,470	39,410,274
Total	231,934,983	306,124,814	173,555,404	157,507,511	142,676,741	72,634,223	1,084,433,676
Difference (assets less liabilities)	(7,867,958)	(81,390,776)	(12,390,897)	101,405,992	(9,264,014)	53,593,922	44,086,269

							2023
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	9,213,539	13,909,011	-	-	-	-	23,122,550
Debt instruments	412,242	69,310,969	10,259,106	120,485,997	36,519,808	7,426,528	244,414,650
Equity instruments	2,768,129	365,129	155,528	149,321	-	-	3,438,107
Loans and amounts due from credit institutions	54,683	7,259,224	4,100,331	13,974,320	320,376	7,911	25,716,845
Loans and advances to customer	24,033,838	130,798,304	120,472,284	136,237,815	56,969,138	49,465,756	517,977,135
Derivatives	27,780	7,346,217	874,329	17,727,138	1,035,989	2,283,268	29,294,721
Balances with the Brazilian Central Bank	170,867,718	-	-	-	-	-	170,867,718
Total	207,377,929	228,988,854	135,861,578	288,574,591	94,845,311	59,183,463	1,014,831,726

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions (1)	397,566	43,944,781	57,342,156	11,884,064	3,024,168	1,919,222	118,511,957
Customer deposits (1)	73,434,602	248,146,746	105,182,508	99,181,326	53,188,713	4,086,681	583,220,576
Marketable debt securities (1)	-	13,968,517	35,762,179	67,809,219	1,612,849	5,244,658	124,397,422
Debt Instruments Eligible to Compose Capital	-	391,121	812,411	1,260,717	1,416,688	15,746,030	19,626,967
Other financial liabilities	1,492,807	15,473,357	3,863,003	43,925,800	38,617	-	64,793,584
Short positions	-	722,785	1,672,459	3,182,266	2,741,410	11,513,071	19,831,991
Derivatives	-	4,344,309	4,013,055	12,858,091	1,674,379	2,050,594	24,940,428
Total	75,324,975	326,991,616	208,647,771	240,101,483	63,696,824	40,560,256	955,322,925
Difference (assets less liabilities)	132,052,954	(98,002,762)	(72,786,193)	48,473,108	31,148,487	18,623,207	59,508,801
(1)	Includes liabilities that may be subject to early settlement, comprising: demand and time deposits, repurchase agreements with clients, Real Estate Credit Notes (LCI), and Agribusiness Credit Notes (LCA).

e) Equivalent value of assets and liabilities in BRL

The main foreign currency balances recorded in the consolidated balance sheet, based on the nature of the respective items, are as follows:

Equivalent Value in Thousand of Reais	2024		2023
	Assets	Liabilities	Assets	Liabilities

Cash	22,500,450	-	14,163,790	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	14,413,853	12,658,267	9,524,235	4,258,857
Financial assets measured at fair value through other comprehensive income	-	-	15,148,639	-
Financial assets/liabilities measured at amortized cost	105,973,276	174,910,624	76,408,125	133,451,264
Total	142,887,579	187,568,891	115,244,789	137,710,121

f)	Other Commitments

Banco Santander leases properties, primarily for use as branches, under a standard lease agreement that it may terminate at its discretion. This agreement includes a renewal option and adjustment clauses, falling within the concept of operational leasing.

The total of future minimum lease payments under non-cancellable operational leases is presented below:

	2024	2023
Up to 1 Year	469,244	582,294
Between 1 to 5 Years	1,004,390	1,132,409
More than 5 Years	139,324	734,431
Total	1,612,958	2,449,134

Additionally, Banco Santander holds indefinite-term contracts, amounting to R$431 (2023 - R$649), corresponding to the monthly lease payments for contracts of this nature. Lease payments, recognized as expenses in the fiscal year of 2024, totaled R$256,371 (2023 - R$326,745).

Lease agreements will be adjusted annually in accordance with prevailing legislation, where the maximum adjustment is based on the fluctuation of the General Market Price Index ("IGPM"). The lessee is granted the right to unilaterally terminate these agreements at any time, pursuant to contractual clauses and current legislation.

g) Contingent assets

As of December 31,2024 and 2023, contingent assets were not recognized in the accounting records.